Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swap Components (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Weighted average pay rate	7.24%	6.94%
Weighted average receive rate	2.09%	2.04%
Weighted average maturity in years	2 years 18 days	1 year 10 months 24 days